Earnings per Share ("EPS") (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ten for one reverse stock split	10-for-1
Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	2,800	2,800	2,800
Non Vested Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	58,335	184,447	191,316